Revenue and Expenses - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Basic earnings per share (in euros per share)	€ 0.57	€ 0.56	€ 0.42
Diluted earnings per share (in euros per share)	€ 0.57	€ 0.56	€ 0.42